UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07816

PCM Fund, Inc.

(Exact name of registrant as specified in charter)

1633 Broadway New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna—1633 Broadway New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

PCM Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited)

	Principal Amount (000s)	Value*

MORTGAGE-BACKED SECURITIES—117.1%
Adjustable Rate Mortgage Trust,
2.906%, 1/25/36 CMO (i)	$493	$395,602
Banc of America Alternative Loan Trust,
6.436%, 4/25/37 CMO (i)	677	535,108
Banc of America Funding Corp., CMO,
3.031%, 12/20/34 (i)	887	782,269
5.537%, 3/20/36 (i)	323	288,560
7.00%, 10/25/37	1,139	729,650
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
5.414%, 9/10/47 CMO (g)	2,000	2,254,399
Banc of America Mortgage Trust, CMO (i),
2.726%, 6/20/31	737	737,218
3.083%, 6/25/35	548	525,138
3.101%, 11/25/34	745	742,340
BCAP LLC Trust, CMO (a)(c)(i),
0.405%, 7/26/36	87	36,535
5.011%, 3/26/36	150	141,145
BCRR Trust,
5.858%, 7/17/40 CMO (a)(c)(g)(i)	1,000	1,152,697
Bear Stearns Adjustable Rate Mortgage Trust, CMO (i),
2.671%, 10/25/35	1,953	1,902,054
3.014%, 5/25/34	365	361,247
Bear Stearns ALT-A Trust, CMO (i),
2.606%, 5/25/36	77	41,038
2.817%, 5/25/36	550	365,316
2.898%, 1/25/47	99	68,920
2.932%, 11/25/36	1,218	830,758
3.397%, 9/25/34	367	341,634
4.654%, 7/25/35	279	222,047
4.923%, 8/25/36	1,564	1,024,084
5.184%, 8/25/36	590	413,934
Bear Stearns Asset-Backed Securities Trust,
5.50%, 12/25/35 CMO	163	151,086
Bear Stearns Commercial Mortgage Securities Trust, CMO,
5.694%, 6/11/50 (g)(i)	3,000	3,508,059
5.715%, 6/11/40 (g)(i)	2,000	2,339,109
5.822%, 5/11/39 (a)(c)(i)	1,000	1,017,476
5.953%, 3/13/40 (a)(c)(i)	1,300	1,298,887
6.50%, 2/15/32 (b)	2	913
CBA Commercial Small Balance Commercial Mortgage,
5.54%, 1/25/39 CMO (a)(b)(c)(h) (acquisition cost—$729,902; purchased 11/18/09)	1,295	823,545

	Principal Amount (000s)	Value*

Chase Mortgage Finance Trust,
6.00%, 3/25/37 CMO	$646	$566,717
Citigroup Commercial Mortgage Trust, CMO (i),
0.434%, 5/15/43 IO (a)(c)	98,123	727,585
5.697%, 12/10/49	2,500	2,920,686
Citigroup Mortgage Loan Trust, Inc., CMO (i),
2.86%, 8/25/35	403	352,351
2.92%, 9/25/35	554	496,973
4.701%, 11/25/36	557	459,546
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.322%, 12/11/49 CMO (g)	4,012	4,576,627
Citimortgage Alternative Loan Trust,
5.50%, 4/25/22 CMO	143	146,935
COBALT CMBS Commerical Mortgage Trust,
5.223%, 8/15/48 CMO (g)	1,925	2,157,458
Commercial Capital Access One, Inc.,
7.669%, 11/15/28 CMO (a)(b)(c)(h)(i) (acquisition cost—$3,236,250; purchased 5/9/03)	3,000	2,980,779
Commercial Mortgage Trust, CMO (a)(c),
5.605%, 6/9/28	2,500	2,550,409
5.908%, 7/10/46 (i)	690	783,871
6.586%, 7/16/34	807	938,464
6.775%, 7/16/34 (i)	1,500	1,808,958
Countrywide Alternative Loan Trust, CMO,
0.384%, 6/25/47 (g)(i)	1,499	1,025,639
0.413%, 7/20/46 (i)	3,111	1,682,296
0.484%, 2/25/37 (i)	476	320,866
0.494%, 2/25/36 (i)	1,736	1,041,367
1.174%, 12/25/35 (g)(i)	3,886	2,855,118
6.00%, 11/25/35	300	185,797
6.00%, 5/25/37	1,250	995,288
Countrywide Home Loan Mortgage Pass-Through Trust, CMO,
0.524%, 3/25/35 (i)	362	253,504
2.783%, 2/20/36 (i)	37	31,935
2.825%, 9/20/36 (i)	305	203,332
3.082%, 9/25/47 (i)	1,185	986,687
6.00%, 5/25/37	875	775,138
Credit Suisse First Boston Mortgage Securities Corp., CMO,
0.881%, 12/15/35 IO (a)(c)(i)	3,048	7,285
7.00%, 2/25/33	128	138,876
7.46%, 1/17/35 (i)	680	687,265

PCM Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Credit Suisse Mortgage Capital Certificates, CMO,
5.467%, 9/15/39 (g)	$4,928	$5,539,928
5.467%, 9/18/39 (a)(c)(i)	1,000	1,121,836
5.896%, 4/25/36	395	330,816
6.50%, 5/25/36	313	228,865
FFCA Secured Lending Corp.,
1.085%, 9/18/27 CMO, IO (a)(b)(c)(h)(i) (acquisition cost—$636,948; purchased 11/17/00)	2,849	66,222
First Horizon Alternative Mortgage Securities Trust,
2.395%, 8/25/35 CMO (i)	307	65,347
First Horizon Mortgage Pass-Through Trust,
2.661%, 4/25/35 CMO (i)	251	251,735
FREMF Mortgage Trust,
0.10%, 5/25/20 CMO, IO (e)(g)(i)	15,515	84,176
G-Force LLC,
5.158%, 12/25/39 CMO (a)(c)	16	15,550
GMAC Commercial Mortgage Securities, Inc., CMO (a)(c),
5.362%, 4/10/40 (i)	702	707,079
6.50%, 5/15/35	856	859,532
6.767%, 5/15/30 (d)(i)	1,500	196,519
8.323%, 9/15/35 (i)	1,500	1,502,001
Greenwich Capital Commercial Funding Corp., CMO,
5.419%, 1/5/36 (a)(c)(i)	1,500	1,520,664
5.444%, 3/10/39 (g)	2,000	2,288,246
GS Mortgage Securities Corp. II, CMO,
1.539%, 8/10/43 IO (a)(c)(i)	17,700	1,401,914
2.618%, 5/10/45 IO (b)(i)	6,437	963,355
4.805%, 3/6/20 (a)(c)(i)	2,710	2,734,320
5.56%, 11/10/39 (g)	5,750	6,537,658
5.988%, 8/10/43 (a)(c)(i)	1,670	1,808,954
Harborview Mortgage Loan Trust, CMO (i),
0.393%, 1/19/38	96	76,790
0.453%, 1/19/36	1,312	885,431
5.45%, 6/19/36	702	509,526
IndyMac INDA Mortgage Loan Trust,
3.242%, 6/25/37 CMO (i)	859	794,547
IndyMac Index Mortgage Loan Trust, CMO (i),
1.004%, 11/25/34	217	180,358
4.191%, 5/25/36	334	218,611
JPMorgan Chase Commercial Mortgage Securities,
5.64%, 3/18/51 CMO (a)(c)(e)(g)(i)	4,100	4,558,619
JPMorgan Chase Commercial Mortgage Securities Corp., CMO,
0.451%, 2/15/46 IO (a)(c)(i)	61,000	2,176,571
1.178%, 3/12/39 IO (a)(c)(i)	1,453	25,815
5.714%, 2/12/49 (i)	1,400	1,623,752
5.794%, 2/12/51 (g)(i)	1,195	1,398,558
5.929%, 2/15/51 (g)(i)	1,150	1,210,849
6.135%, 7/12/37 (a)(c)	541	542,240
6.45%, 5/12/34 (i)	7,000	7,123,606

	Principal Amount (000s)	Value*

JPMorgan Mortgage Trust,
2.991%, 7/25/35 CMO (i)	$345	$347,535
LB Commercial Mortgage Trust, CMO,
5.60%, 10/15/35 (a)(c)	520	565,308
5.864%, 7/15/44 (i)	950	1,109,967
LB-UBS Commercial Mortgage Trust,
5.347%, 11/15/38 CMO (g)	1,278	1,450,715
Lehman Mortgage Trust, CMO,
6.00%, 5/25/37	1,193	1,136,681
6.386%, 4/25/36 (i)	494	472,497
Luminent Mortgage Trust,
0.374%, 12/25/36 CMO (i)	1,414	1,036,756
MASTR Asset Securitization Trust,
6.00%, 6/25/36 CMO (i)	1,478	1,368,512
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMO (g),
5.485%, 3/12/51 (i)	1,500	1,712,015
5.70%, 9/12/49	2,300	2,679,050
MLCC Mortgage Investors, Inc., CMO (i),
0.414%, 7/25/30	547	538,204
0.534%, 11/25/29	399	384,263
2.37%, 11/25/35	132	125,256
2.75%, 11/25/35	492	471,211
Morgan Stanley Capital I, Inc., CMO,
0.264%, 11/12/49 IO (a)(c)(i)	69,368	668,085
5.447%, 2/12/44 (g)(i)	2,000	2,283,130
5.692%, 4/15/49 (i)	315	362,479
5.809%, 12/12/49	558	654,205
6.01%, 11/15/30 (a)(c)(g)	4,000	3,999,684
Morgan Stanley Dean Witter Capital I,
6.50%, 11/15/36 CMO (a)(c)	643	644,919
Morgan Stanley Mortgage Loan Trust, CMO,
3.214%, 1/25/35 (i)	580	36,193
6.00%, 8/25/37	788	739,447
Morgan Stanley Re-Remic Trust, zero coupon, 7/17/56 CMO, PO (a)(b)(c)(h) (acquisition cost—$1,114,227; purchased 4/6/11)	1,200	1,121,640
Ocwen Residential MBS Corp., 7.00%, 10/25/40 CMO (a)(b)(c)(e)(h)(i) (acquisition cost—$16,614; purchased 6/25/08)	238	13,104
RBSCF Trust, CMO (a)(c)(i),
5.223%, 8/16/48 (g)	1,000	1,118,918
5.331%, 2/16/44	1,000	1,104,863
5.336%, 5/16/47 (g)	1,000	1,123,963
6.068%, 2/17/51 (g)	2,744	2,916,563
Regal Trust IV,
2.462%, 9/29/31 CMO (a)(c)(i)	594	567,446

PCM Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Residential Accredit Loans, Inc., CMO,
0.384%, 6/25/46 (i)	$235	$113,829
3.85%, 1/25/36 (i)	731	564,341
6.00%, 8/25/35	578	521,628
6.50%, 9/25/37	572	464,658
Residential Asset Securitization Trust,
6.00%, 3/25/37 CMO	436	339,854
Residential Funding Mortgage Securities I,
6.00%, 6/25/36 CMO	753	701,926
RMF Commercial Mortgage Pass-Through Certificates, CMO (a)(c),
7.471%, 1/15/19	92	91,453
9.35%, 1/15/19 (i)	265	265,586
Structured Adjustable Rate Mortgage Loan Trust, CMO (i),
4.994%, 11/25/36	722	684,020
5.103%, 4/25/36	1,025	827,540
5.175%, 1/25/36	699	554,140
5.338%, 9/25/36	497	420,491
Structured Asset Mortgage Investments II Trust,
0.414%, 8/25/36 CMO (i)	1,435	1,021,499
Structured Asset Securities Corp.,
5.00%, 5/25/35 CMO	251	255,210
TBW Mortgage-Backed Trust,
6.00%, 7/25/36 CMO	303	199,597
TIAA Retail Commercial Trust,
5.77%, 6/19/33 CMO (a)(c)	1,500	1,559,197
Wachovia Bank Commercial Mortgage Trust, CMO,
0.893%, 10/15/41 IO (a)(c)(i)	31,438	347,228
5.188%, 2/15/41 (a)(c)(i)	2,500	2,489,759
5.509%, 4/15/47	1,000	1,137,787
5.926%, 2/15/51 (g)(i)	1,825	2,114,433
WaMu Commercial Mortgage Securities Trust,
6.135%, 3/23/45 CMO (a)(c)(i)	1,000	1,046,961
WaMu Mortgage Pass-Through Certificates,
2.609%, 12/25/36 CMO (g)(i)	876	752,276
Washington Mutual Alternative Mortgage Pass-Through Certificates,
6.50%, 8/25/36 CMO	2,997	1,889,375
Wells Fargo Alternative Loan Trust,
5.50%, 7/25/22 CMO	119	120,933
Wells Fargo Mortgage-Backed Securities Trust,
5.649%, 10/25/36 CMO (i)	859	840,153
WF-RBS Commercial Mortgage Trust, CMO, IO (a)(c)(i),
0.843%, 6/15/44	2,247	82,250
1.145%, 2/15/44 (g)	31,218	1,474,852

Total Mortgage-Backed Securities (cost—$134,056,197)		156,872,095

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—30.2%

Airlines—2.0%
Northwest Airlines, Inc.,
1.039%, 11/20/15 (MBIA) (g)(i)	$258	$255,216
United Air Lines Pass-Through Trust (g),
6.636%, 1/2/24	738	801,165
9.75%, 7/15/18	742	861,266
10.40%, 5/1/18	636	731,128

		2,648,775

Banking—6.5%
Ally Financial, Inc.,
5.90%, 1/15/19	10	9,981
6.00%, 2/15/19—3/15/19	126	125,692
6.15%, 3/15/16	30	29,970
6.30%, 8/15/19	20	20,010
6.50%, 10/15/16	16	16,054
6.65%, 6/15/18	23	23,075
6.70%, 6/15/18	25	25,048
6.75%, 8/15/16—10/15/18	84	83,967
6.80%, 10/15/18	2	2,001
6.85%, 4/15/16	12	12,155
6.90%, 8/15/18	174	174,074
7.00%, 6/15/17—8/15/18	193	193,347
7.05%, 3/15/18—4/15/18	46	46,072
7.15%, 9/15/18	6	5,998
7.20%, 10/15/17	60	60,003
7.25%, 9/15/17—9/15/18	133	132,641
7.30%, 12/15/17—1/15/18	297	297,097
7.35%, 4/15/18	76	76,031
7.375%, 11/15/16	20	19,893
7.40%, 12/15/17	36	36,092
7.50%, 8/15/17—11/15/17	26	26,161
7.75%, 10/15/17	8	8,029
8.00%, 10/15/17—11/15/17	37	37,049
8.20%, 3/15/17	5	5,004
9.00%, 7/15/20	322	321,998
CIT Group, Inc.,
5.25%, 4/1/14 (a)(c)(g)	800	833,000
Discover Bank,
7.00%, 4/15/20 (g)	2,200	2,743,957
Morgan Stanley,
0.784%, 10/15/15 (g)(i)	1,200	1,180,830
Regions Financial Corp.,
7.75%, 11/10/14 (g)	2,000	2,205,806

		8,751,035

Coal—0.8%
CONSOL Energy, Inc., 8.00%, 4/1/17 (g)	950	1,028,375

PCM Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Diversified Financial Services—6.8%
Cantor Fitzgerald L.P.,
7.875%, 10/15/19 (a)(c)(g)	$1,000	$1,053,495
Ford Motor Credit Co. LLC (g),
6.625%, 8/15/17	1,000	1,167,795
8.00%, 12/15/16	500	600,753
International Lease Finance Corp.,
7.125%, 9/1/18 (a)(c)(g)	1,600	1,888,000
SLM Corp. (g),
8.00%, 3/25/20	1,000	1,163,750
8.45%, 6/15/18	1,100	1,309,000
Springleaf Finance Corp. (g),
6.50%, 9/15/17	455	455,000
6.90%, 12/15/17	1,200	1,216,500
Toll Road Investors Partnership II L.P., zero coupon, 2/15/45 (MBIA) (a)(b)(c)(h) (acquisition cost—$252,815; purchased 11/20/12)	1,544	270,216

		9,124,509

Electric Utilities—0.4%
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/1/20 (a)(c)(g)	500	565,000
Escrow Dynegy Holdings, Inc.,
7.125%, 5/15/18 (d)(e)	250	1,398

		566,398

Engineering & Construction—0.9%
Alion Science and Technology Corp.,
12.00%, 11/1/14 PIK (g)	1,222	1,255,718

Household Products/Wares—0.1%
Armored Autogroup, Inc.,
9.25%, 11/1/18	100	89,750

Insurance—6.5%
American International Group, Inc. (g),
4.25%, 5/15/13	2,000	2,008,842
5.45%, 5/18/17	500	574,055
6.40%, 12/15/20	1,100	1,365,206
8.175%, 5/15/68 (converts to FRN on 5/15/38)	2,700	3,648,375
Stone Street Trust,
5.902%, 12/15/15 (a)(c)(g)	1,000	1,087,559

		8,684,037

Miscellaneous Manufacturing—0.4%
Colt Defense LLC,
8.75%, 11/15/17 (g)	800	540,000

Oil & Gas—0.2%
Global Geophysical Services, Inc.,
10.50%, 5/1/17 (g)	285	248,663

	Principal Amount (000s)	Value*

Pharmaceuticals—0.2%
Lantheus Medical Imaging, Inc.,
9.75%, 5/15/17 (g)	$ 200	$199,500

Pipelines—0.3%
NGPL PipeCo LLC,
7.768%, 12/15/37 (a)(c)	100	102,000
Rockies Express Pipeline LLC,
6.875%, 4/15/40 (a)(c)(g)	400	364,000

		466,000

Real Estate Investment Trust—2.8%
SL Green Realty Corp.,
7.75%, 3/15/20 (g)	2,000	2,459,964
Weyerhaeuser Co.,
7.375%, 3/15/32 (g)	1,000	1,270,849

		3,730,813

Retail—2.3%
CVS Pass-Through Trust (g),
5.88%, 1/10/28	1,605	1,866,018
7.507%, 1/10/32 (a)(c)	936	1,217,112

		3,083,130

Transportation—0.0%
Western Express, Inc.,
12.50%, 4/15/15 (a)(c)	40	29,400

Total Corporate Bonds & Notes (cost—$35,378,494)		40,446,103

ASSET-BACKED SECURITIES—11.4%
Ameriquest Mortgage Securities, Inc.,
5.829%, 2/25/33 (i)	70	4,344
Asset-Backed Securities Corp. Home Equity,
2.954%, 6/21/29 (i)	142	106,210
Associates Manufactured Housing Pass-Through Certificates,
7.15%, 3/15/28 (i)	438	523,350
Bayview Financial Acquisition Trust, 0.484%, 12/28/36 (i)	445	386,013
Bear Stearns Asset-Backed Securities Trust (i),
0.584%, 6/25/36	71	65,173
3.084%, 7/25/36	873	790,527
Bombardier Capital Mortgage Securitization Corp. Trust,
7.83%, 6/15/30 (i)	1,272	833,884

PCM Fund, Inc. Schedule of Investments

March 31, 2013 (unaudited) (continued)

	Principal Amount (000s)	Value*

Conseco Finance Securitizations Corp.,
7.96%, 5/1/31	$468	$395,919
9.163%, 3/1/33 (i)	970	884,772
Denver Arena Trust,
6.94%, 11/15/19 (a)(b)(c)(h) (acquisition cost—$506,065; purchased 1/4/05—7/21/11)	498	515,794
EMC Mortgage Loan Trust,
0.854%, 2/25/41 (a)(c)(i)	681	617,020
GE Capital Mortgage Services, Inc. Trust,
6.705%, 4/25/29 (i)	270	263,933
GSAA Trust,
0.474%, 6/25/35 (i)	176	170,246
IndyMac Residential Asset-Backed Trust,
0.444%, 4/25/47 (i)	6,250	3,377,306
Keystone Owner Trust,
9.00%, 1/25/29 (a)(b)(c)(h) (acquisition cost—$49,551; purchased 2/25/00)	56	55,512
Legg Mason Mortgage Capital Corp,
7.11%, 3/10/21 (a)(b)(e)(h) (acquisition cost—$2,367,240; purchased 1/29/13)	2,472	2,386,687
Lehman XS Trust,
5.42%, 11/25/35	625	619,338
Merrill Lynch First Franklin Mortgage Loan Trust,
0.444%, 5/25/37 (i)	2,415	1,383,344
Merrill Lynch Mortgage Investors Trust,
0.704%, 6/25/36 (i)	630	537,796
Oakwood Mortgage Investors, Inc.,
6.89%, 11/15/32 (i)	735	233,711
Residential Asset Mortgage Products, Inc.,
0.574%, 9/25/32 (i)	76	50,319
Southern Pacific Secured Asset Corp.,
0.544%, 7/25/29 (i)	60	47,362
Structured Asset Investment Loan Trust,
4.704%, 10/25/33 (i)	68	7,030
UCFC Manufactured Housing Contract,
7.90%, 1/15/28 (i)	1,000	1,001,917
UPS Capital Business Credit,
3.456%, 4/15/26 (b)(e)(i)	1,856	64,764

Total Asset-Backed Securities (cost—$14,615,194)		15,322,271

U.S. GOVERNMENT AGENCY SECURITIES (g)(i)—1.9%

Freddie Mac—1.9%
0.675%, 1/25/21, CMO, IO	3,122	122,000
3.615%, 6/25/41, CMO, IO	10,500	2,413,281

Total U.S. Government Agency Securities (cost—$2,240,290)		2,535,281

MUNICIPAL BONDS—1.4%

Arkansas—0.6%
Little Rock Municipal Property Owners Multipurpose Improvement Dist. No 10, Special Tax, Capital Improvement Projects, 7.20%, 3/1/32, Ser. B	760	765,852

Virginia—0.2%
Lexington Industrial Dev. Auth. Rev., Kendall at Lexington, 8.00%, 1/1/15, Ser. C	245	245,157

	Principal Amount (000s)	Value*

West Virginia—0.6%
Tobacco Settlement Finance Auth. Rev., 7.467%, 6/1/47, Ser. A	$925	$797,359

Total Municipal Bonds (cost—$1,867,469)		1,808,368

	Shares

COMMON STOCK—0.1%

Oil, Gas & Consumable Fuels—0.1%
SemGroup Corp., Class A (k) (cost—$33,638)	1,294	66,913

	Units

WARRANTS—0.0%

Engineering & Construction—0.0%
Alion Science and Technology Corp., expires 11/1/14 (a)(c)(k)	1,100	11

Oil, Gas & Consumable Fuels—0.0%
SemGroup Corp., expires 11/30/14 (k)	1,362	37,437

Total Warrants (cost—$6,139)		37,448

	Principal Amount (000s)

SHORT-TERM INVESTMENTS—4.0%

U.S. Treasury Obligations (f)(j)—2.4%
U.S. Treasury Cash Management Bills, 0.101%—0.112%, 4/15/13 (cost—$3,240,864)	$3,241	3,240,864

Repurchase Agreements—1.6%
Citigroup Global Markets, Inc., dated 3/28/13, 0.24%, due 4/1/13, proceeds $1,600,043; collateralized by Freddie Mac, 1.02%, due 10/16/17, valued at $1,637,625 including accrued interest	1,600	1,600,000
State Street Bank and Trust Co., dated 3/28/13, 0.01%, due 4/1/13, proceeds $567,001; collateralized by Fannie Mae, 2.14%, due 11/7/22, valued at $580,271 including accrued interest	567	567,000

Total Repurchase Agreements (cost—$2,167,000)		2,167,000

Total Short-Term Investments (cost—$5,407,864)		5,407,864

Total Investments (cost—$193,605,285) (l)—166.1%		222,496,343

Liabilities in excess of other assets—(66.1)%		(88,563,292)

Net Assets—100.0%		$133,933,051

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Directors (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed-income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $65,692,057, representing 49.0% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	In default.
(e)	Fair-Valued—Securities with an aggregate value of $7,108,748, representing 5.3% of net assets.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.
(g)	All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.
(h)	Restricted. The aggregate acquisition cost of such securities is $8,909,612. The aggregate market value is $8,233,499, representing 6.1% of net assets.
(i)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on March 31, 2013.
(j)	Rates reflect the effective yields at purchase date.
(k)	Non-income producing.
(l)	At March 31, 2013, the cost basis of portfolio securities of $193,605,285 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $33,687,651; gross unrealized depreciation was $4,796,593; and net unrealized appreciation was $28,891,058.

(m)	Credit default swap agreements outstanding at March 31, 2013:

OTC sell protection swap agreements(1):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s)(3)	Credit Spread(2)		Termination Date	Payments Received	Value(4)	Upfront Premiums Received	Unrealized Appreciation
Deutsche Bank:
SLM	$3,000	3.30%		3/20/19	5.35%	$326,581	$—	$326,581
Royal Bank of Scotland:
Markit ABX.HE AA Index 6-1	6,803		†	7/25/45	0.32%	(2,084,830)	(3,997,428)	1,912,598
Markit ABX.HE AAA 7-1	2,678		†	8/25/37	0.09%	(955,722)	(1,325,488)	369,766
Markit ABX.HE AAA Index 6-1	2,701		†	7/25/45	0.18%	(53,538)	(270,096)	216,558

						$(2,767,509)	$(5,593,012)	$2,825,503

†	Credit Spread not quoted for asset-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at March 31, 2013 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(n)	At March 31, 2013, the Fund held $260,000 in cash as collateral for derivative contracts. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(o)	Open reverse repurchase agreements at March 31, 2013:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.50%	2/25/13	5/14/13	$1,938,942	$1,938,000
	0.62	2/27/13	8/27/13	1,284,730	1,284,000
	0.625	2/25/13	8/26/13	4,590,788	4,588,000
	0.65	3/25/13	4/24/13	1,796,227	1,796,000
	0.702	3/12/13	4/11/13	1,961,765	1,961,000
	0.71	3/13/13	6/11/13	1,941,727	1,941,000
	0.71	3/13/13	6/17/13	523,196	523,000
	0.71	3/25/13	6/25/13	1,417,196	1,417,000
	0.72	2/25/13	5/22/13	4,900,428	4,897,000
	0.75	1/22/13	4/22/13	723,038	722,000
	0.75	2/15/13	5/15/13	661,620	661,000
	0.987	2/28/13	5/29/13	1,097,962	1,097,000
	0.996	2/6/13	5/6/13	2,109,146	2,106,000
	1.098	2/1/13	5/1/13	1,548,782	1,546,000
	1.105	1/4/13	4/3/13	2,045,448	2,040,000
	1.148	2/1/13	4/30/13	2,624,929	2,620,000
Citigroup	0.953	3/19/13	4/22/13	5,749,978	5,748,000
Credit Suisse	0.55	2/28/13	5/24/13	3,180,554	3,179,000
Deutsche Bank	0.68	2/28/13	5/30/13	1,028,621	1,028,000
	0.68	3/18/13	6/18/13	4,000,058	3,999,000
	0.75	2/15/13	5/16/13	2,197,058	2,195,000
	0.75	2/19/13	5/20/13	1,295,105	1,294,000
JPMorgan Chase	0.74	2/22/13	5/23/13	534,417	534,000
Morgan Stanley	1.10	1/10/13	4/11/13	2,089,158	2,084,000
	1.20	1/10/13	4/11/13	5,757,503	5,742,000
Royal Bank of Canada	1.28	3/20/13	6/24/13	3,514,499	3,513,000
Royal Bank of Scotland	0.55	2/20/13	5/17/13	784,479	784,000
	0.953	3/15/13	4/16/13	6,269,820	6,267,000
	0.953	3/21/13	4/22/13	995,290	995,000
	0.954	3/5/13	4/4/13	1,005,719	1,005,000
	0.954	3/28/13	4/25/13	1,280,136	1,280,000
	1.103	3/14/13	4/15/13	2,057,134	2,056,000
	1.103	3/15/13	4/16/13	2,956,539	2,955,000
	1.104	3/22/13	4/23/13	2,064,633	2,064,000
	1.104	3/28/13	4/25/13	2,045,251	2,045,000
	1.181	3/14/13	6/17/13	2,098,238	2,097,000
	1.203	3/7/13	4/8/13	2,610,179	2,608,000
	1.204	3/28/13	4/29/13	1,782,000	1,782,000
UBS	0.61	2/22/13	8/22/13	1,302,838	1,302,000

					$87,693,000

(p)	The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended March 31, 2013 was $88,542,233, at a weighted average interest rate of 0.96%. Total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at March 31, 2013 was $96,144,660.

At March 31, 2013, the Fund held U.S. Government Agency Securities and Mortgage-Backed Securities valued at $1,628,908 and $151,794, respectively, as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds—Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations—Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—Credit default swaps traded over-the-counter (“OTC”) are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of OTC credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended March 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at March 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/13
Investments in Securities—Assets
Mortgage-Backed Securities	—	$151,079,006	$5,793,089	$156,872,095
Corporate Bonds & Notes:
Airlines	—	255,216	2,393,559	2,648,775
Electric Utilities	—	565,000	1,398	566,398
All Other	—	37,230,930	—	37,230,930
Asset-Backed Securities	—	12,870,820	2,451,451	15,322,271
U.S. Government Agency Securities	—	2,535,281	—	2,535,281
Municipal Bonds	—	1,808,368	—	1,808,368
Common Stock	$66,913	—	—	66,913
Warrants:
Engineering & Construction	—	11	—	11
Oil, Gas & Consumable Fuels	37,437	—	—	37,437
Short-Term Investments	—	5,407,864	—	5,407,864

	104,350	211,752,496	10,639,497	222,496,343

Other Financial Instruments*—Assets
Credit Contracts	—	2,825,503	—	2,825,503

Totals	$104,350	$214,577,999	$10,639,497	$225,321,846

At March 31, 2013, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2013, was as follows:

	Beginning Balance 12/31/12	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 3/31/13
Investments in Securities—Assets
Mortgage-Backed Securities	$5,767,657	$26,721	$(258,963)	$(43,035)	$187,063	$113,646	$—	$—	$5,793,089
Corporate Bonds & Notes:
Airlines	2,469,745	—	(75,396)	—	—	(790)	—	—	2,393,559
Electric Utilities	1,403	—	—	—	—	(5)	—	—	1,398
Asset-Backed Securities	74,173	2,367,240	—	2,798	—	7,240	—	—	2,451,451

Totals	$8,312,978	$2,393,961	$(334,359)	$(40,237)	$187,063	$120,091	$—	$—	$10,639,497

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2013:

	Ending Balance at 3/31/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities—Assets
Mortgage-Backed Securities	$4,571,723	Benchmark pricing	Security Price Reset	$5.50-$111.19
	1,137,190	Third-Party pricing vendor	Single Broker Quote	$93.47-$100.00
	84,176	Market Comparable Security	Security Price Reset	$0.54
Corporate Bonds & Notes	2,393,559	Third-Party pricing vendor	Single Broker Quote	$108.63-$116.00
	1,398	Benchmark pricing	Security Price Reset	$0.56
Asset-Backed Securities	2,451,451	Benchmark pricing	Security Price Reset	$3.49-96.54

*	Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements, which are valued at the unrealized appreciation (depreciation) of the instrument.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at March 31, 2013 was $81,033.

Glossary:

ABX.HE—Asset-Backed Securities Index Home Equity

CMBS—Commercial Mortgage-Backed Security

CMO—Collateralized Mortgage Obligation

FRN—Floating Rate Note

IO—Interest Only

MBIA—insured by Municipal Bond Investors Assurance

MBS—Mortgage-Backed Securities

OTC—Over-the-Counter

PIK—Payment-in-Kind

PO—Principal Only

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PCM Fund, Inc.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: May 17, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer

Date: May 17, 2013

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: May 17, 2013